Annual Fund Operating Expenses - Hartford MidCap HLS Fund	Apr. 30, 2021
IA
Operating Expenses:
Management fees	0.67%
Distribution and/or service (12b-1) fees	none
Other expenses	0.03%
Total annual fund operating expenses	0.70%
IB
Operating Expenses:
Management fees	0.67%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.03%
Total annual fund operating expenses	0.95%